UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Emerging Sovereign Group LLC
Address: 520 Madison Avenue
         41st Floor
         New York, New York  10022

13F File Number:  028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Kevin Kenny, Jr.
Title:     Authorized Signatory
Phone:     (212) 984-5761

Signature, Place, and Date of Signing:

 /s/    J. Kevin Kenny, Jr.     New York, NY     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $1,673,096 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     3691   303000 SH  CALL SOLE    NONE           303000        0        0
BURGER KING WORLDWIDE INC      COM              121220107    40618  2126583 SH       SOLE    NONE          2126583        0        0
CARTER INC                     COM              146229109    45185   788976 SH       SOLE    NONE           788976        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     8806  2086844 SH       SOLE    NONE          2086844        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   110459  1441630 SH       SOLE    NONE          1441630        0        0
EQUINIX INC                    COM NEW          29444U502    91037   420862 SH       SOLE    NONE           420862        0        0
FLEETCOR TECHNOLOGIES INC      COM              339041105    40204   524374 SH       SOLE    NONE           524374        0        0
GENPACT LIMITED                SHS              G3922B107    37184  2044180 SH       SOLE    NONE          2044180        0        0
GOOGLE INC                     CL A             38259P508    88473   111401 SH       SOLE    NONE           111401        0        0
ISHARES INC                    MSCI JAPAN       464286848     2160   200000 SH  CALL SOLE    NONE           200000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    65104  1522200 SH  CALL SOLE    NONE          1522200        0        0
MASTERCARD INC                 CL A             57636Q104    34494    63744 SH       SOLE    NONE            63744        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    94776  1223708 SH       SOLE    NONE          1223708        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    78900  3379020 SH       SOLE    NONE          3379020        0        0
MONDELEZ INTL INC              CL A             609207105   108254  3535990 SH       SOLE    NONE          3535990        0        0
NIELSEN HOLDINGS N V           COM              N63218106   111153  3103089 SH       SOLE    NONE          3103089        0        0
PACTERA TECHNOLOGY INTL LTD    SPONSORED ADR    695255109    19853  3092422 SH       SOLE    NONE          3092422        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5793    84000 SH       SOLE    NONE            84000        0        0
PRICELINE COM INC              COM NEW          741503403    94291   137018 SH       SOLE    NONE           137018        0        0
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    51169  1726933 SH       SOLE    NONE          1726933        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104    70829  2410783 SH       SOLE    NONE          2410783        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    34655   221200 SH       SOLE    NONE           221200        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   223428  1426100 SH  CALL SOLE    NONE          1426100        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    11750    75000 SH  PUT  SOLE    NONE            75000        0        0
VISA INC                       COM CL A         92826C839    59054   347705 SH       SOLE    NONE           347705        0        0
YUM BRANDS INC                 COM              988498101   141776  1970750 SH       SOLE    NONE          1970750        0        0